Fair Value (Details) - Schedule of fair value warrants estimated using the Black-Scholes option-pricing model - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of fair value warrants estimated using the Black-Scholes option-pricing model [Abstract]
Equity Value (in Dollars)	$ 525,034,000	$ 20,369,000
Holding Period/Term (years)	3 years	5 years
Volatility	59.50%	51.00%
Risk-Free Rate	0.17%	1.67%
Discount for Lack of Marketability	10.00%	9.50%